[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg. sm)]
American
Century

Growth Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

 You may obtain the Prospectus and other  information  about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our
   Investor Centers. See the back cover for additional telephone numbers and our address.




GROWTH FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Growth seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for large company stocks that they believe will increase in value over time. They use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Growth essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Growth's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, at any given time the value of your shares of Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Growth can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    In summary, Growth is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.


Growth                                        American Century Investments




    FUND PERFORMANCE

    The following bar chart shows the actual performance of Growth's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
          1998           36.77%
          1997           29.28%
          1996           15.01%
          1995           20.35%
          1994           -1.49%
          1993            3.76%
          1992           -4.29%
          1991           69.02%
          1990           -3.85%
          1989           43.13%

          (1 )As of March 31, 1999, the end of the most recent calendar quarter, Growth's year-to-date return was 7.22%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Growth                    28.45% (1Q 1991)        -19.44% (3Q 1990)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The Russell 1000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                           1 YEAR       5 YEARS      10 YEARS    LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
        Growth              27.33%      21.01%        18.22%        19.17%
        Russell 1000
          Growth Index      28.11%      28.41%        20.50%        N/A(2)
        S&P 500 Index       18.42%      26.19%        18.92%        13.75%

        (1 )Although the fund's actual inception date was October 31, 1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

        (2 )Benchmark began January 1, 1979.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                               1.00%
               Distribution and Service (12b-1) Fees        None
               Other Expenses(1)                            0.00%
               Total Annual Fund Operating Expenses         1.00%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                   1 year           3 years           5 years           10 years
                   $102              $318              $551              $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Growth team are identified as follows:

    C. KIM GOODWIN, Senior Vice President and Portfolio Manager, has been a member of the team that manages Growth since joining American Century in October 1997. Before joining American Century, she served as Senior


Fund Profile                                                          Growth



    Vice President and Portfolio Manager at Putnam Investments from May 1996 to September 1997 and Vice President and Portfolio Manager at Prudential Investments from February 1993 to April 1996. She has a bachelor of arts from Princeton University, an MBA in finance and a master's in public affairs from the University of Texas.

    GREGORY J. WOODHAMS, Vice President and Portfolio Manager, has been a member of the team that manages Growth since he joined American Century in September 1997 as an Investment Analyst. He was promoted to Portfolio Manager for the Growth team in May 1998. Before joining American Century, he served as Vice President and Director of Equity Research for Texas Commerce Bank, a subsidiary of Chase Manhattan Bank. He has a bachelor's degree in economics from Rice University and an M.A. in economics from the University of Wisconsin. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Growth for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Growth pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16084   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


Select Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




SELECT FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Select seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of large companies that they believe will increase in value over time. Eighty percent of Select's assets must be invested in securities of companies that pay regular dividends, have committed to pay dividends, or otherwise produce income. This reflects the fund managers' strategy to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce. The remaining 20% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

    The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Select essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Select's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Select's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, at any given time the value of your shares of Select may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Select can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.


Select                                        American Century Investments




    In summary, Select is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Select's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
           1998           35.65%
           1997           32.19%
           1996           19.22%
           1995           22.67%
           1994           -8.04%
           1993           14.67%
           1992           -4.45%
           1991           31.58%
           1990           -0.41%
           1989           39.51%

           (1 )As of March 31, 1999, the end of the most recent calendar quarter, Select's year-to-date return was 8.50%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Select                    22.30% (4Q 1998)        -13.12% (3Q 1990)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                           1 YEAR      5 YEARS      10 YEARS     LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
          Select           29.39%      22.49%        17.10%         17.92%
          S&P 500 Index    18.42%      26.19%        18.92%         13.75%

        (1 )Although the fund's actual inception date was October 31,1958, life of fund is calculated from June 30, 1971, when the management company implemented its current investment philosophy and practices.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                               1.00%
               Distribution and Service (12b-1) Fees        None
               Other Expenses (1)                           0.00%
               Total Annual Fund Operating Expenses         1.00%

        (1 )Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

             1 year            3 years            5 years              10 years
             $102               $318               $551                 $1,219

            Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Select team are identified as follows:

    JEAN C. LEDFORD, Senior Vice President and Portfolio Manager, has been a member of the team that manages Select since joining American Century in January 1997. Prior to joining American Century, she worked for the State of


Fund Profile                                                             Select




    Wisconsin Investment Board as an Investment Director from 1980 to 1996. She has a bachelor of arts and an MBA in finance from the University of Wisconsin. She is a Chartered Financial Analyst.

    RICHARD S. WELSH, Portfolio Manager, has been a member of the team that manages Select since May 1998. He joined American Century in August 1994 as an Equity Research Analyst and was promoted to Investment Analyst in January 1997. Prior to joining American Century, he served as a Research Analyst for Oppenheimer Funds and Brown Brothers Harriman & Company. He has a bachelor's degree in economics from Boston University and an MBA in finance and accounting from New York University.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Select for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Select pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

--------------------------------------------------------------------------------
[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16083   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


Ultra Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




ULTRA FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Ultra seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of medium to large companies that they believe will increase in value over time. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Ultra essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Ultra's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Ultra's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, at any given time the value of your shares of Ultra may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Ultra can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    In summary, Ultra is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.


Ultra                                         American Century Investments




    FUND PERFORMANCE

    The following bar chart shows the actual performance of Ultra's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
          1998           34.55%
          1997           23.13%
          1996           13.85%
          1995           37.68%
          1994           -3.62%
          1993           21.81%
          1992            1.27%
          1991           86.45%
          1990            9.36%
          1989           36.94%

          (1 )As of March 31, 1999, the end of the most recent calendar quarter, Ultra's year-to-date return was 10.30%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Ultra                     40.75% (1Q 1991)        -16.16% (3Q 1990)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P 500 Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                      1 YEAR     5 YEARS     10 YEARS     LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    Ultra             28.00%      22.97%      23.19%        19.17%
    S&P 500 Index     18.42%      26.19%      18.92%        18.18%

    (1) The inception date for Ultra is November 2, 1981.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                                1.00%
               Distribution and Service (12b-1) Fees         None
               Other Expenses(1)                             0.00%
               Total Annual Fund Operating Expenses          1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

             1 year              3 years            5 years             10 years
             $102                 $318               $551                $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Ultra team are identified as follows:

    JAMES E. STOWERS III, Chief Executive Officer and Portfolio Manager, joined American Century as a Portfolio Manager of Ultra and other American Century growth-oriented funds in 1981. He has a bachelor's degree in finance from Arizona State University.

    JOHN R. SYKORA, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since November 1997. He joined American Century in May 1994 as an Investment Analyst and was promoted to Portfolio


Fund Profile                                                             Ultra




    Manager in August 1997. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting and finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.

    BRUCE A. WIMBERLY, Vice President and Portfolio Manager, has been a member of the team that manages Ultra since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended Kellogg Graduate School of Management, Northwestern University from August 1992 to August 1994, where he obtained his MBA in finance. He also has a bachelor of arts from Middlebury College.

    JOHN SMALL, JR., Portfolio Manager, has been a member of the team that manages Ultra since September 1994 and was promoted to Portfolio Manager in February 1999. He joined American Century in May 1991. He has more than 20 years' experience with the U.S. Air Force. He has a bachelor's degree from Rockford College and a master's degree from the Air Force Institute of Technology. He also has an MBA from Baker University.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Ultra for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Ultra pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16086   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


Heritage Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




HERITAGE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Heritage seeks long-term capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of companies that they believe will increase in value over time. A majority of the stocks selected are issued by medium- and smaller-sized companies, although the fund may own stock of larger companies, too. Sixty percent of Heritage's assets must be invested in securities of companies that pay regular dividends, have committed to pay dividends, or otherwise produce income. This reflects the fund managers' strategy to buy stocks of companies that are successful enough to pay dividends. The amount of dividends may not be significant, however, because stocks are not picked based upon the amount of income they produce. The remaining 40% of fund assets may be invested in any other permissible securities that the fund managers believe will help the fund achieve its objective.

    The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep Heritage essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about Heritage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of Heritage's shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides significant appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

    * As with all funds, at any given time the value of your shares of Heritage may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Although the fund can purchase securities of any size company, the fund managers will tend to invest in medium- and smaller-sized companies with smaller share trading volume.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * In times of rapid market expansion, the fund's holdings in dividend-paying stocks may dampen its performance.


Heritage                                      American Century Investments




    * Although the fund managers invest the fund's assets primarily in U.S. stocks, Heritage can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    In summary, Heritage is intended for investors who seek long-term capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of Heritage's Investor Class shares for each of the last 10 calendar years. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data shown in bar chart]
    Calendar Year-By-Year Returns (1)
          1998           -0.15%
          1997           19.35%
          1996           15.31%
          1995           26.66%
          1994           -6.32%
          1993           20.43%
          1992           10.13%
          1991           35.98%
          1990           -9.16%
          1989           35.06%

    (1) As of March 31, 1999, the end of the most recent calendar quarter, Heritage's year-to-date return was 1.31%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    Heritage                  17.65% (4Q 1998)        -21.16% (3Q 1998)

    The following table shows the average annual return of the fund's Investor Class shares for the periods indicated. The S&P MidCap 400, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons because it is viewed as a proxy for the mid-cap market. The companies comprising the index are, on average, larger than the companies in which the fund invests. As a result, differences in performance can be expected.

                          1 YEAR    5 YEARS    10 YEARS     LIFE OF FUND(1)
     AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
        Heritage          -9.19%     11.46%      13.03%      14.46%
        S&P MidCap 400     0.45%     18.20%      17.43%      18.90%(2)

        (1) The inception date for Heritage is November 10, 1987.

        (2) Benchmark from November 30, 1987.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    * to exchange into the Investor Class shares of other American Century fund

    * to redeem your shares

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.


     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

               Management Fee                               1.00%
               Distribution and Service (12b-1) Fees        None
               Other Expenses(1)                            0.00%
               Total Annual Fund Operating Expenses         1.00%

        (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

             1 year      3 years      5 years      10 years
             $102         $318         $551         $1,219

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.


Fund Profile                                                       Heritage




5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Heritage team are identified as follows:

    HAROLD S. BRADLEY, Senior Vice President and Portfolio Manager, has been a member of the team that manages Heritage since March 1998. He joined American Century in 1988 and managed the global equity, futures and foreign exchange trading activities for American Century until he was promoted to Portfolio Manager. He has a bachelor of arts from Marquette University.

    LINDA K. PETERSON, Portfolio Manager, has been a member of the team that manages Heritage since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds, including Heritage, from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri - Kansas City. She is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $2,500 ($1,000 for traditional IRAs, Roth IRAs and UGMA/UTMA accounts) unless you establish an automatic investment plan of at least $50 per month. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Heritage for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Heritage pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16085   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


New Opportunities Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-8810, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




NEW OPPORTUNITIES FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    New Opportunities seeks capital growth by investing primarily in common stocks.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers look for stocks of smaller-sized companies that they believe will increase in value over time. Although the managers intend to invest primarily in smaller-sized companies, the fund may own stock of medium- and large-sized companies, particularly as the fund gets larger. The fund managers use a growth investment strategy developed by American Century that looks for companies whose earnings and revenues are growing at a successively faster, or accelerating, pace. Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before. It also includes situations where a company's growth rate, although still negative, is improving at a faster rate than prior periods.

    Using American Century's extensive computer database, the fund managers track financial information for thousands of companies to research and select the stocks they believe will be able to sustain accelerating growth. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value. This aggressive investment strategy, which pursues superior long-term returns for fund shareholders, also results in the risks described in the next section.

    The fund managers do not attempt to time the market. Instead, they intend to keep New Opportunities essentially fully invested in stocks regardless of the movement of stock prices generally. When the fund managers believe that it is prudent, they also may invest assets in non-leveraged futures and options. "Non-leveraged" means that the fund may not invest in futures and options where it would be possible to lose more than the fund invested. Futures and options can help the fund's cash assets remain liquid while performing more like stocks.

    Additional information about New Opportunities' investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * The value of New Opportunities' shares depends on the value of the stocks and other securities it owns. The value of the individual securities that the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * As with all funds, at any given time the value of your shares of New Opportunities may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * Because New Opportunities generally invests in smaller companies than American Century's similarly managed growth equity funds (such as Growth, Ultra and Select), it may be more volatile and subject to greater short-term risk than those funds. Smaller companies may have limited financial resources, product lines and markets, and their securities may trade less frequently and in more limited volumes than the securities of larger companies. In addition, smaller companies may have less publicly available information and, when available, it may be inaccurate or incomplete.

    * The fund managers will buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the fund managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.


New Opportunities                              American Century Investments




    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

    * Although the fund managers invest the fund's assets primarily in U.S. stocks, New Opportunities can invest in securities of foreign companies. Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information, and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers.

    In summary, New Opportunities is intended for investors with a long-term investment horizon (at least 5 years) who seek capital growth through an aggressive equity fund and who are willing to accept the risks associated with the fund's investment strategy.

    FUND PERFORMANCE

    The following bar chart shows the actual performance of New Opportunities' shares for each calendar year since the fund's inception on December 26, 1996. The bar chart indicates the volatility of the fund's historical returns from year to year. The bar chart and the performance information below are not intended to indicate how the fund will perform in the future.

[data show in bar chart]
    Calendar Year-By-Year Returns (1)
           1998           13.33%
           1997            3.14%

           (1 )As of March 31, 1999 the end of the most recent calendar quarter, New Opportunities' year-to-date return was 0.67%.

    The highest and lowest quarterly returns for the period reflected in the bar chart are:

                              Highest                 Lowest
    New Opportunities         28.23% (4Q 1998)        -21.62% (3Q 1998)

    The following table shows the average annual return of the fund's shares for the periods indicated. The Russell 2000 Growth Index, an unmanaged index that reflects no operating costs, is included as a benchmark for performance comparisons.

                            1 YEAR       LIFE OF FUND(1)
AVERAGE ANNUAL TOTAL RETURNS (PERIOD ENDED MARCH 31, 1999)
    New Opportunities         2.74%          8.32%
    Russell 2000
      Growth Index          -11.04%          5.34%(2)

        (1) The inception date for New Opportunities is December 26, 1996.

        (2) Benchmark from December 31, 1996.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN FIVE YEARS OF THEIR PURCHASE. This redemption fee is retained by the fund. It is intended to discourage short-term investment in the fund as well as to decrease the negative impact that short-term investors have on the shareholders remaining in the fund. Otherwise, there are no fees or charges to exchange into the Investor Class shares of other American Century funds or to redeem your shares. The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
         Redemption Fee
             Shares held less than five years           2.0%
             Shares held for five years or more         None


Fund Profile                                              New Opportunities




     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee                             1.50%
               Distribution and Service (12b-1) Fees      None
               Other Expenses(1)                          0.00%
               Total Annual Fund Operating Expenses       1.50%

    (1) Other expenses, which include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses, were less than 0.005% for the most recent fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                   1 year       3 years       5 years       10 years
                   $359          $693         $1,051         $1,778

             You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                   1 year       3 years       5 years       10 years
                   $152          $472          $814          $1,778

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the New Opportunities team are identified as follows:

    CHRISTOPHER K. BOYD, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since rejoining American Century in January 1998. With the exception of 1997, he has been with American Century since March 1988 and served as a Portfolio Manager since December 1992. During 1997, he was in private practice as an investment advisor. He has a bachelor of science from the University of Kansas and an MBA from Dartmouth College. He is a Chartered Financial Analyst.

    JOHN D. SEITZER, Vice President and Portfolio Manager, has been a member of the team that manages New Opportunities since the fund's inception in December 1996. He joined American Century in June 1993 as an Investment Analyst and was promoted to Portfolio Manager in July 1996. He has a bachelor's degree in accounting and finance from Kansas State University and an MBA in finance from Indiana University. He is a Chartered Financial Analyst and a Certified Public Accountant.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    New Opportunities is only available for purchase by participants in American Century's Priority Investor Program and employees of American Century. The minimum initial investment for Priority Investors must be at least $10,000; the maximum aggregate investment in the fund is $500,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in New Opportunities for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

    IF YOU SELL SHARES OF NEW OPPORTUNITIES WITHIN FIVE YEARS OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.


New Opportunities                              American Century Investments




8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    New Opportunities pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold. Distributions are reinvested automatically in additional shares unless you choose another option.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.


Fund Profile                                              New Opportunities




[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419287
KANSAS CITY, MISSOURI 64141-6287

PRIORITY INVESTORS
1-800-345-8810 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX
816-531-5689

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16087   9904                                   Funds Distributor, Inc.

[front cover]

AMERICAN CENTURY

Fund Profile

[american century logo(reg.sm)]
American
Century


Tax-Managed Value Fund

This profile summarizes key information about the fund that is included in the fund's Prospectus. The fund's Prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund, that you may want to consider before you invest.

[photos of woman and girls blowing bubbles, men talking, woman at computer]

                                                                  APRIL 25, 1999
                                                                  INVESTOR CLASS

You may obtain the Prospectus and other information about the fund at no cost by calling us at 1-800-345-2021, accessing our Web site or visiting one of our Investor Centers. See the back cover for additional telephone numbers and our address.




TAX-MANAGED VALUE FUND

1. WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

    Tax-Managed Value seeks long-term capital growth by investing primarily in common stocks while attempting to minimize the impact of federal taxes on shareholder returns.

2. WHAT IS THE FUND'S INVESTMENT STRATEGY?

    The fund managers use a value investment strategy to look for stocks of medium to large companies that the fund managers believe are undervalued at the time of purchase. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by other investors. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices.

    To minimize taxable distributions, the fund managers employ the following tax-sensitive techniques that may sometimes be inconsistent with the fund's objective of long-term capital growth:

    * The fund managers seek to minimize realized capital gains by keeping portfolio turnover relatively low and generally holding its investments for longer periods.

    * The fund managers seek to minimize realized capital gains when selling the shares of a specific company by analyzing the fund's holdings of that company's shares to determine which shares were purchased at what price and typically selling those shares bought at the highest price.

    * The fund managers may seek to minimize realized capital gains by selling securities to realize capital losses. Realized capital losses can offset realized capital gains, thereby reducing capital gain distributions to the fund's shareholders.

    * When appropriate, the fund managers may seek to minimize taxable dividend income by investing in stocks with lower dividend yields.

    While the fund seeks to minimize taxable distributions to shareholders, it may realize taxable gains and earn some dividends. For example, the fund managers may elect to sell a security, even if the sale results in a taxable gain, if they determine the tax impact of the sale is outweighed by other factors. Such other factors may include the investment risk of holding the security or the availability of a replacement security that has a better potential return. In addition, redemptions by shareholders could make it necessary for the fund to sell securities, potentially resulting in capital gains. Under certain circumstances, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the fund in lieu of cash, at the fund managers' discretion.

    Investors who frequently redeem their shares generate additional transactional costs for the fund and may cause the fund to recognize capital gains and greater brokerage commissions that must be borne by the fund's remaining shareholders. To encourage long-term investing, the fund applies a 2.0% redemption fee to shares held for less than one year. The fees will be paid directly to the fund and will be used to help reimburse the fund for costs incurred by the fund when buying and selling securities.

3. WHAT ARE THE SIGNIFICANT RISKS OF INVESTING IN THE FUND?

    * As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

    * An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

    * The value of Tax-Managed Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

    * If the market does not consider the individual stocks purchased by the fund to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

    * Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


Tax-Managed Value                             American Century Investments




    * While the fund seeks to minimize taxable distributions to shareholders, it may realize capital gains on the sale of investment securities and earn dividend income. For example, the fund managers may elect to sell a security even if it results in a taxable gain if they determine the tax impact of the sale is outweighed by other factors (such as the investment risk of the security). Federal tax laws require the fund to make distributions of such gains and income to its shareholders. Distributions may be taxable as ordinary income, capital gains or a combination of the two.

    In summary, Tax-Managed Value is intended for investors who seek long-term capital growth on an after-tax basis and who are willing to accept the risks associated with the fund's investment strategy.

4. WHAT ARE THE FUND'S FEES AND EXPENSES?

    There are no sales loads, fees or other charges

    * to buy fund shares directly from American Century

    * to reinvest dividends in additional shares

    THE FUND CHARGES A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD WITHIN ONE YEAR OF THEIR PURCHASE.

    The following table describes the fees and expenses that you will pay if you buy and hold shares of the fund.

     SHAREHOLDER FEES
     (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
          Redemption Fee
                   Shares held less than one year(1)        2.0%
                   Shares held for one year or more         None

        (1) The fees withheld from redemption proceeds are paid to the fund.

     ANNUAL FUND OPERATING EXPENSES
     (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
               Management Fee(1)                             1.10%
               Distribution and Service (12b-1) Fees         None
               Other Expenses(2)                             0.00%
               Total Annual Fund Operating Expenses          1.10%

        (1) The fund has a stepped fee schedule. As a result, the fund's management fee rate generally decreases as fund assets increase.

        (2) Other expenses include the fees and expenses of the fund's independent directors, their legal counsel, interest and extraordinary expenses and are expected to be less than .005% of the fund's assets during the fund's first fiscal year.

           EXAMPLE
             Assuming you . . .
             * invest $10,000 in the fund
             * redeem all of your shares at the end of the periods shown below
             * earn a 5% return each year
             * incur the same operating expenses as shown above
             . . . your cost of investing in the fund would be:

                  1 year       3 years
                   $320         $349

             You would pay the following expenses if you did not redeem your shares at the end of the periods shown below:

                  1 year       3 years
                   $112         $349

             Of course, actual costs may be higher or lower. Use this example to compare the costs of investing in other funds.

5. WHO ARE THE FUND'S INVESTMENT ADVISOR AND PORTFOLIO MANAGERS?

    American Century Investment Management, Inc. provides investment advisory and management services for the fund. American Century uses teams of portfolio managers, assistant portfolio managers and analysts working together to manage its mutual funds. The portfolio managers on the Tax-Managed Value team are identified as follows:

    MARK MALLON, Chief Investment Officer - Value and Quantitative Equities and Senior Vice President, joined American Century in April 1997. From August
    1978 until he joined American Century, Mr. Mallon was employed in several positions by Federated Investors and served as President and Chief Executive Officer of Federated Investment Counseling and Executive Vice President of Federated Research Corporation since January 1990. He has a bachelor of arts from Westminster College and an MBA from Cornell University. He is a Chartered Financial Analyst.


Fund Profile                                              Tax-Managed Value




    CHARLES RITTER, Vice President and Portfolio Manager, joined American Century in December 1998. Before joining American Century, Mr. Ritter spent 15 years with Federated Investors, most recently serving as Vice President and Portfolio Manager. He has a bachelor's degree in mathematics and a master's in economics from Carnegie Mellon University. He also has an MBA from the University of Chicago. He is a Chartered Financial Analyst.

6. HOW DO I BUY FUND SHARES?

    *  Complete and return the enclosed application

    *  Call us and exchange shares from another American Century fund

    *  Call us and send your investment by bank wire transfer

    Your initial investment must be at least $10,000. If your redemption activity causes the value of your account to fall below this account minimum, your shares may be redeemed involuntarily.

7. HOW DO I SELL FUND SHARES?

    You may sell all or part of your fund shares on any business day by writing or calling us. You also may exchange your shares in Tax-Managed Value for shares in nearly 70 other mutual funds offered by American Century. Depending on the options you select when you open your account, some restrictions may apply. For your protection, some redemption requests require a signature guarantee.

    IF YOU SELL YOUR SHARES OF TAX-MANAGED VALUE WITHIN ONE YEAR OF THEIR PURCHASE, YOU WILL PAY A REDEMPTION FEE OF 2.0% OF THE VALUE OF THE SHARES SOLD.

8. HOW ARE FUND DISTRIBUTIONS MADE AND TAXED?

    Tax-Managed Value pays distributions of substantially all of its income and realized capital gains once a year, usually in December. Distributions may be taxable as ordinary income, capital gains or a combination of the two. Capital gains are taxed at different rates depending on the length of time the fund held the securities that were sold.

9. WHAT SERVICES ARE AVAILABLE?

    American Century offers several ways to make it easier for you to manage your account, such as

     * telephone transactions
     * wire and electronic funds transfers
     * 24-hour Automated Information Line transactions
     * 24-hour online Internet account access and transactions

    You will find more information about these choices in our Investor Services Guide, which you may request by calling us, accessing our Web site or visiting one of our Investor Centers.

    Information   contained  in  our  Investor   Services   Guide   pertains  to
    shareholders who invest directly with American Century rather than through an employer-sponsored retirement plan or financial intermediary.

    If you own or are considering purchasing fund shares through an employer-sponsored retirement plan or financial intermediary, your ability to purchase shares of the fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan or financial intermediary. If you have questions about investing in an employer-sponsored retirement plan or through a financial intermediary, call a Service Representative at 1-800-345-3533.

[american century logo(reg.sm)]
American
Century


AMERICAN CENTURY INVESTMENTS
P.O. BOX 419200
KANSAS CITY, MISSOURI 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

FAX   816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-353

Visit our Web site at WWW.AMERICANCENTURY.COM [link to web site with arrow]


SH-PRF-16088   9904                                   Funds Distributor, Inc.